46. Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management Details 2Abstract
Commercial and industrial	R$ 191,281,653	R$ 145,387,439	R$ 146,293,616
Real Estate Credit - construction	45,791,869	39,720,713	36,515,352
Individual loans	178,652,145	160,036,668	137,287,593
Leasing	R$ 2,096,359	R$ 2,111,840	R$ 1,836,629
Probability of default
Commercial and industrial	5.00%	7.00%	8.00%
Real Estate Credit - construction	3.00%	3.00%	4.00%
Individual loans	9.00%	10.00%	8.00%
Leasing	1.00%	2.00%	5.00%
Default loss
Commercial and industrial	41.00%	40.00%	42.00%
Real Estate Credit - construction	7.00%	10.00%	12.00%
Individual loans	52.00%	64.00%	64.00%
Leasing	31.00%	41.00%	32.00%